CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 29,474	$ 29,295
Bank deposits	8,530	17
Financial assets at fair value through profit or loss		481
Trade receivables	31,677	28,655
Prepaid expenses and other receivables	4,661	5,521
Inventory	14,810	6,526
Total current assets	89,152	70,495
NON-CURRENT ASSETS:
Restricted cash	16,169	16,164
Fixed assets	572	511
Right-of-use assets	3,651	5,192
Intangible assets	71,644	87,879
Total non-current assets	92,036	109,746
TOTAL ASSETS	181,188	180,241
CURRENT LIABILITIES:
Accounts payable	11,664	11,553
Lease liabilities	1,618	1,710
Allowance for deductions from revenue	30,711	18,343
Accrued expenses and other current liabilities	20,896	24,082
Payable in respect of intangible asset purchase	16,581	17,547
Total current liabilities	81,470	73,235
NON-CURRENT LIABILITIES:
Borrowing	83,620	81,386
Payable in respect of intangible assets purchase	3,899	7,199
Lease liabilities	2,574	3,807
Royalty obligation	750	750
Total non-current liabilities	90,843	93,142
TOTAL LIABILITIES	172,313	166,377
EQUITY:
Ordinary shares	1,495	1,054
Additional paid-in capital	375,246	293,144
Accumulated deficit	(367,866)	(280,334)
TOTAL EQUITY	8,875	13,864
TOTAL LIABILITIES AND EQUITY	$ 181,188	$ 180,241